Employee benefits, Movement in Net Defined Benefit Liability (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits, Movement in net defined benefit liability [Abstract]
Beginning balance	$ 8,766,021	$ 6,654,318	$ 3,415,458
Included in profit and loss [Abstract]
Current service cost	1,324,563	1,706,150	428,469
Interest cost	179,510	544,326	255,911
Net defined benefit resulting in profit or loss	10,270,094	8,904,794	4,099,838
Included in OCI [Abstract]
Remeasurement in loss (gain)	(16,372)	(124,616)	2,554,480
Payments [Abstract]
Benefits paid	(78,721)	(14,157)	0
Ending balance	$ 10,175,001	$ 8,766,021	$ 6,654,318